Basis of Presentation and Going Concern - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Nature Of Operations [Line Items]
Working capital deficit	$ 13,999,540	$ 16,141,320	$ 5,113,865
Retained deficit	$ 56,509,675	38,038,304	22,262,307
Scenario Previously Reported [Member]
Nature Of Operations [Line Items]
Retained deficit		$ 38,083,304	$ 22,262,307